Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2015										March 31, 2016
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and cash equivalents	Rs.	341,124.3	Rs.	341,124.3	Rs.	—	Rs.	—	Rs.	341,124.3	Rs.	377,671.7	Rs.	377,671.7	Rs.	—	Rs.	—	Rs.	377,671.7	US$	5,700.7	US$	5,700.7
Term placements		169,989.5		—		169,990.7		—		169,990.7		148,899.8		—		148,799.4		—		148,799.4		2,247.5		2,246.0
Investments held for trading		61,292.8		—		61,292.8		—		61,292.8		71,860.9		4,850.7		67,010.2		—		71,860.9		1,084.7		1,084.7
Investments available for sale*		1,503,708.4		105,008.8		1,382,450.2		16,249.4		1,503,708.4		1,877,975.6		44,045.7		1,816,921.8		17,008.1		1,877,975.6		28,346.8		28,346.8
Securities purchased under agreements to resell		1,592.6		—		1,592.6		—		1,592.6		1,019.9		—		1,019.9		—		1,019.9		15.4		15.4
Loans		3,896,115.0		—		1,190,272.3		2,726,798.2		3,917,070.5		4,935,474.3		—		1,489,193.0		3,475,164.4		4,964,357.4		74,497.7		74,933.7
Accrued interest receivable		45,705.0		—		45,705.0		—		45,705.0		58,276.4		—		58,276.4		—		58,276.4		879.6		879.6
Other assets		109,722.4		—		108,346.3		—		108,346.3		132,220.5		—		130,716.0		—		130,716.0		1,995.8		1,973.1
Financial Liabilities:
Interest-bearing deposits		3,768,678.8		—		3,766,754.6		—		3,766,754.6		4,575,414.5		—		4,607,536.5		—		4,607,536.5		69,062.9		69,547.7
Non-interest-bearing deposits		733,032.0		—		733,032.0		—		733,032.0		882,445.8		—		882,445.8		—		882,445.8		13,319.9		13,319.9
Securities sold under repurchase agreements		50,000.0		—		50,000.0		—		50,000.0		306,060.0		—		306,060.0		—		306,060.0		4,619.8		4,619.8
Short-term borrowings		214,191.9		—		214,448.4		—		214,448.4		253,562.4		—		251,572.8		—		251,572.8		3,827.4		3,797.3
Accrued interest payable		32,689.5		—		32,689.5		—		32,689.5		41,184.3		—		41,184.3		—		41,184.3		621.6		621.6
Long-term debt		457,934.4		—		466,351.5		—		466,351.5		522,313.5		—		587,196.0		—		587,196.0		7,884.0		8,863.3
Accrued expenses and other liabilities		200,563.5		—		200,563.5		—		200,563.5		229,628.0		—		229,628.0		—		229,628.0		3,466.1		3,466.1

*	excluding investments carried at cost Rs. 708.8 million (US$10.7 million) (as at March 31, 2015, Rs.704.4 million)